Commitments - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2008	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments [line items]
Purchase commitment per year		$ 1,760,000,000
Expected period		1 year	1 year
Royalty expense		$ 266,000,000		$ 343,000,000
2021
Disclosure of commitments [line items]
Purchase commitment per year		1,530,000,000
Within two to five years
Disclosure of commitments [line items]
Purchase commitment per year		230,000,000
Antamina
Disclosure of commitments [line items]
Purchase commitment per year		$ 127,000,000
Ownership interest in joint operation		22.50%	22.50%
Royalty percentage		7.40%	7.40%
Royalty expense		$ 27,000,000		$ 16,000,000
Steelmaking Coal Operations
Disclosure of commitments [line items]
Purchase commitment per year		52,000,000
QB2
Disclosure of commitments [line items]
Purchase commitment per year		$ 1,580,000,000
TAK
Disclosure of commitments [line items]
Royalty percentage	25.00%						35.00%
Increase in net proceeds of production royalty		5.00%	5.00%
Maximum royalty percentage		50.00%	50.00%
Royalty expense			$ 175		$ 231
TML
Disclosure of commitments [line items]
Purchase commitment per year		$ 75,000,000
Purchase period						20 years
Optional purchase period extension						10 years
Purchase commitment percentage increase per year		2.00%	2.00%